Note 6 - Real Estate Assets Held for Sale and Discontinued Operations: (Tables)	9 Months Ended
Sep. 30, 2014
Discontinued Operations and Disposal Groups [Abstract]
Disclosure of Long Lived Assets Held-for-sale [Table Text Block]
	Assets Held for Sale
	9/30/2014	12/31/2013
Property
Cortlandt Manor Medical Center (1)	$8,189,751	$8,272,231
Fairfax Medical Center	13,539,850	13,306,789
Accounts receivable	11,626	13,166
Deferred rent receivable	258,251	158,340
Prepaid expenses and other	411,914	273,795
Total Assets Held for Sale	$22,411,392	$22,024,321
	Liabilities Related to Real Estate Assets Held for Sale
	9/30/2014	12/31/2013
Accounts payable	$38,865	$106,978
Accrued liabilities	32,378	-
Deferred rent liability	84,043	72,535
Tenant security deposit payable	210,637	202,453
Total Liabilities Related to Real Estate Assets Held for Sale	$365,923	$381,966

Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Revenues
Rental income	$533,784	$488,603	$1,575,875	$1,457,539
Rental income - tenant reimbursements	41,265	37,274	152,925	145,478
Total rental income	575,049	525,877	1,728,800	1,603,017

Expenses
Rental Expenses	273,722	269,139	850,999	826,312
Depreciation	-	151,827	314,935	449,234
Total expenses	273,722	420,966	1,165,934	1,275,546

Net income from discontinuing operations	$301,327	$104,911	$562,866	$327,471